Export duties, net, and tariffs - Impact on results (Details) - USD ($) $ in Millions		3 Months Ended	4 Months Ended	5 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended
	Aug. 11, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Jul. 28, 2025	Aug. 18, 2024	Dec. 31, 2025	Dec. 31, 2024
Disclosure of contingent liabilities [line items]
Cash deposits paid							$ (104)	$ (62)
Adjust to West Fraser Estimated ADD rate							8	22
Effective duty expense for period							(97)	(40)
Duty Expense Attributable To AR2							0	(32)
Duty Expense Attributable To AR3							(67)	0
Export duty expense							(164)	(72)
Tariffs							(13)	0
Export duties, net, and tariffs							(177)	(72)
Net interest income on export duty deposits							$ 5	$ 19
Effective Date Three
Disclosure of contingent liabilities [line items]
Antidumping Dispute, Estimated Rate	16.50%		11.89%	26.47%	11.89%	9.25%
AR3 POI | Effective Date Five
Disclosure of contingent liabilities [line items]
Antidumping Dispute, Estimated Rate							3.40%
AR3 POI | Effective Date Six
Disclosure of contingent liabilities [line items]
Antidumping Dispute, Estimated Rate							3.40%
Countervailing Dispute, Cash Deposit Rate							17.99%
Countervailing Dispute, Price and Output Indices Rate							3.62%
AR3 POI | Effective Date Seven
Disclosure of contingent liabilities [line items]
Countervailing Dispute, Cash Deposit Rate							7.57%
Countervailing Dispute, Price and Output Indices Rate							3.62%
AR4 POI | Effective Date Seven
Disclosure of contingent liabilities [line items]
Antidumping Dispute, Estimated Rate							6.80%
AR4 POI | Effective Date Eight
Disclosure of contingent liabilities [line items]
Antidumping Dispute, Estimated Rate							6.80%
Countervailing Dispute, Cash Deposit Rate							7.57%
Countervailing Dispute, Price and Output Indices Rate							2.19%
AR4 POI | Effective Date Nine
Disclosure of contingent liabilities [line items]
Countervailing Dispute, Cash Deposit Rate							5.06%
Countervailing Dispute, Price and Output Indices Rate							2.19%
AR5 POI | Effective Date Nine
Disclosure of contingent liabilities [line items]
Antidumping Dispute, Estimated Rate							4.52%
AR5 POI | Effective Date Ten
Disclosure of contingent liabilities [line items]
Antidumping Dispute, Estimated Rate							4.52%
Countervailing Dispute, Cash Deposit Rate							5.06%
Countervailing Dispute, Price and Output Indices Rate							6.85%
AR5 POI | Effective Date Eleven
Disclosure of contingent liabilities [line items]
Countervailing Dispute, Cash Deposit Rate							5.08%
Countervailing Dispute, Price and Output Indices Rate							6.85%
AR5 POI | Effective Date Twelve
Disclosure of contingent liabilities [line items]
Countervailing Dispute, Cash Deposit Rate							3.62%
Countervailing Dispute, Price and Output Indices Rate								6.85%
AR6 POI | Effective Date Eleven
Disclosure of contingent liabilities [line items]
Antidumping Dispute, Estimated Rate							8.84%
AR6 POI | Effective Date Twelve
Disclosure of contingent liabilities [line items]
Antidumping Dispute, Estimated Rate							8.84%
Countervailing Dispute, Price and Output Indices Rate							16.82%
AR6 POI | Effect Date Thirteen
Disclosure of contingent liabilities [line items]
Countervailing Dispute, Cash Deposit Rate							3.62%	16.82%
AR6 POI | Effective Date Fourteen
Disclosure of contingent liabilities [line items]
Countervailing Dispute, Cash Deposit Rate							2.19%	16.82%
AR7 POI | Effect Date Thirteen
Disclosure of contingent liabilities [line items]
Antidumping Dispute, Estimated Rate							4.70%
AR7 POI | Effective Date Fourteen
Disclosure of contingent liabilities [line items]
Antidumping Dispute, Estimated Rate		4.70%					4.70%	2.58%
AR7 POI | Effect Date Fifteen
Disclosure of contingent liabilities [line items]
Antidumping Dispute, Estimated Rate							4.00%
Countervailing Dispute, Cash Deposit Rate							2.19%
AR7 POI | Effective Date Sixteen
Disclosure of contingent liabilities [line items]
Antidumping Dispute, Estimated Rate							4.00%
Countervailing Dispute, Cash Deposit Rate							6.85%
AR8 POI | Effective Date Seventeen
Disclosure of contingent liabilities [line items]
Countervailing Dispute, Price and Output Indices Rate							6.85%
AR8 POI | Effective Date Eighteen
Disclosure of contingent liabilities [line items]
Countervailing Dispute, Price and Output Indices Rate							16.82%